Short-Term Borrowings and Long-Term Borrowings	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS AND LONG-TERM BORROWINGS
10.	SHORT-TERM BORROWINGS AND LONG-TERM BORROWINGS

As of September 30, 2019 and 2020, the borrowings consisted of the following:

	As of September 30,
	2019	2020
Short-term borrowings	$20,486	$299,315
Long-term borrowings	6,838	-
Total	$27,324	$299,315

On August 11, 2020, Yizhiying entered into a non-revolving loan facility of $294,568 (RMB2,000,000) with Bank of Jiangsu with annual interest rate of 4.35% and a term of 12 months, which was guaranteed by Jianhui Ye, the Chief Executive Officer and a significant shareholder of the Company, Jiangsu Baozhe and Hengmao.

On December 24, 2018, the Company entered into a non-revolving loan facility of maximum credit limit of $42,415 (RMB300,000) with WeBank, with daily interest rate of 0.05% (18% per annum), which was guaranteed by Henglong Chen, a significant shareholder of the Company. As of September 30, 2019 and 2020, $27,324 and $4,747 were outstanding, respectively, which were due based on an agreed schedule.

For the years ended September 30, 2018, 2019 and 2020, the Company recorded interest expenses of $nil, $19,180, and $21,686, respectively.